Time charter revenues and net investment in direct financing lease (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Capital Leased Assets [Line Items]
2017	$ 88,748
2018	88,748
2019	88,748
2020	55,670
2021	39,131
Thereafter	502,348
Total	$ 863,393